Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 29,674,534	$ 51,600,106	$ 94,318,710
%	100.00%	100.00%	100.00%
Digital promotion services [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 25,895,399	$ 37,844,632	$ 72,026,101
%	88.00%	73.00%	77.00%
Risk assessment services [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 3,412,131	$ 8,660,684	$ 15,221,261
%	11.00%	17.00%	16.00%
Value-added bundled benefits [Member]
Schedule of Disaggregated Revenue [Line Items]
Amount	$ 367,004	$ 5,094,790	$ 7,071,348
%	1.00%	10.00%	7.00%